Share Capital and Other Reserves (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital and Other Reserves [Abstract]
Schedule of Activity Related to the Share Options

Activity related to the share options is as follows:

	Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Outstanding, December 31, 2022	-	US$	-
Activity during the year ended December 31, 2023:
Options granted	25,000	US$	2.00
Options forfeited	(5,000)	US$	2.00
Outstanding, December 31, 2023	20,000	US$	2.00
Outstanding, December 31, 2024 (no activity)	20,000	US$	2.00
Outstanding, June 30, 2025 (no activity)	20,000	US$	2.00
Exercisable, June 30, 2025	13,333	US$	2.00	4.6	US$	0

Schedule of Fair Value of the Warrant

During the six months ended June 30, 2025 and 2024, the assumptions used in determining the fair values of the warrant issued to Revere were as follows:

	June 30, 2025	June 30, 2024

Expected term in years	2.6 years	3.6 years
Risk-free interest rate	3.68%	4.33%
Annual expected volatility	137%	146%
Dividend yield	0.0%	0.0%

Schedule of Fair Value of the Share Options

The assumptions used in determining the fair values of the warrants issued during the six months ended June 30, 2025 are as follows:

Expected term in years	5 years
Risk-free interest rate	3.96% to 4.48%
Annual expected volatility	60%
Dividend yield	0.0%

Schedule of Activity Related to the Warrants

Activity related to the warrants is as follows:

	Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Outstanding, December 31, 2022	10,535	US$	10.00
Granted during year ended December 31, 2023	10,500	US$	50.00
Outstanding, December 31, 2023	21,035	US$	29.97
Granted during year ended December 31, 2024	3,815	US$	50.00
Outstanding, December 31, 2024	24,850	US$	33.04	3.2	0.00
Granted during six months ended June 30, 2025:
For Series A Preferred Stock Offering	1,305	US$	50.00
For Series B Preferred Stock Offering – Units	3,311	US$	13.50
For Series B Preferred Stock Offering - Other	290	US$	54.00
Outstanding, June 30, 2025	29,756	US$	33.14
Exercisable, June 30, 2025	29,756	US$	33.14	3.3	0.00